Inventories (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Inventories [Abstract]
Raw materials	$ 6,565	$ 8,440
Work-in-progress	3,080	5,262
Finished goods	1,731	2,150
Total inventories	11,376	15,852
Obsolescence allowance at beginning of the year	3,711	4,416	3,281
Allowances for obsolete inventories	110	263	1,408
Written off	(371)	(968)	(273)
Obsolescence allowance at the end of the year	$ 3,450	$ 3,711	$ 4,416